Cash, cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash, cash equivalents and restricted cash
Schedule of cash, cash equivalents and restricted cash

	At December 31,
	2022	2021
	$’m	$’m
Cash at bank and in hand	469	432
Short term bank deposits	81	28
Restricted cash	5	3
	555	463